LIABILITIES FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2017
Disclosure of liabilities from financing activities [Abstract]
Disclosure of information that enables users of financial statements to evaluate changes in liabilities arising from financing activities [text block]
NOTE 28. LIABILITIES FROM FINANCING ACTIVITIES

The following table presents the conciliation of the balances of liabilities from financing activities as of December 31, 2017:

	Balance as of January 1, 2017	Cash flows	Non-cash changes				Balance as of December 31, 2017
			Foreign currency translation adjustment	Interests accrued	Other movements
Liabilities from financing activities
In millions of COP
Repurchase agreements and other similar secured borrowing	1,924,010	1,313,442	(1,324)	-	-		3,236,128
Borrowings from other financial institutions (1)	18,905,843	(5,883,247)	(177,290)	1,075,716	(98,870)	(2)	13,822,152
Debt securities in issue (1)	18,704,809	(40,069)	(73,652)	1,056,024	1,602		19,648,714
Preferred shares (3)	581,972	(57,701)	-	-	58,714		582,985
Total liabilities from financing activities	40,116,634	(4,667,575)	(252,266)	2,131,740	(38,554)		37,289,979

(1)
The cash flows disclosed in this table related with Borrowings from other financial institutions and debt securities in issue include the interests paid during the year amounting to COP 1,031,078 and COP 1,084,096, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)	The amount of COP (98,870) is mainly comprised by the reclassification of liabilities relating to assets held for sale.
(3)
The cash flow amounting to COP 57,701 corresponds to the minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.